Summary of Interest Rate Swap Contracts (Detail) - Designated as Hedges - Interest Rate Swap $ in Thousands	Jun. 30, 2022 USD ($)
Derivative [Line Items]
Notional amounts	$ 1,925,625
Amortizing | London Interbank Offered Rate (LIBOR)
Derivative [Line Items]
Notional amounts	820,125
Amortizing | SOFR
Derivative [Line Items]
Notional amounts	$ 1,105,500